Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) yr	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($)
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 59	$ 7
Expected pension fund contribution in 2019	$ 96
Weighted-average durations of defined benefit obligation | yr	10	11
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 69	$ 80	$ 94
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Minimum percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,339	$ 1,256	$ 1,220